INVENTORIES, NET - Additional information (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($)
INVENTORIES, NET
Inventories, net	₫ 34,882,649		₫ 27,907,030		$ 1,388,585,208
Inventory write-downs	7,076,200	$ 281,700,000	8,638,100	₫ 5,614,900
Pledged as collateral
INVENTORIES, NET
Inventories, net	₫ 2,041,400		₫ 415,000		$ 81,300,000